Acquisitions and disposals - Disclosure of Detailed Information about Deal Completion and Acquired Business (Details)		12 Months Ended
	Jul. 07, 2022	Dec. 31, 2021	Jan. 29, 2021
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Nutrafol
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	67.00%
Proportion of ownership interest in subsidiary	80.00%
Welly Health
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			51.00%